Post-employment benefits	12 Months Ended
Dec. 31, 2018
Post-employment benefits [Abstract]
Disclosure of post-employment benefits [Text block]

Post-employment benefits

Employee post-employment plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. All funded post-employment plans are considered to be related parties.

Most employees that take part in a company pension plan are covered by defined contribution (DC) pension plans. The main DC plans are in the Netherlands and the United States. The company also sponsors a number of defined benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels. The company also sponsors a limited number of DB retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement.

The larger funded DB and DC plans are governed by independent Trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.

The average duration of the defined benefit obligation (DBO) of the DB plans is 11 years (2017: 12 years).

The largest DB plans in 2018 are in the United States and Germany. These plans account for approximately 88% of the total DBO.

The United States

The US DB pension plans are closed plans without future pension accrual. For the funding of any deficit in the US plan the Group adheres to the minimum funding requirements of the US Pension Protection Act.

The assets of the US funded pension plans are in Trusts governed by Trustees. The excess pension plans that covered accrual above the maximum salary of the funded plan are unfunded.

The company’s qualified pension commitments in the United States are covered via the Pension Benefit Guaranty Corporation (PBGC) which charges a fee to US companies providing DB pension plans. The fee is also dependent on the amount of unfunded liabilities.

In 2018, the company paid an additional de-risking contribution into the US plan of EUR 130 million (USD 150 million).

Germany

The company has several DB plans in Germany which for the largest part are unfunded, meaning that after retirement the company is responsible for the benefit payments to retirees.

Due to the relatively high level of social security in Germany, the company’s pension plans mainly provide benefits for the higher earners and are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.

Company pension commitments in Germany are partly protected against employer bankruptcy via the “Pensions Sicherungs Verein” which charges a fee to all German companies providing pension promises.

Philips is one of the sponsors of Philips Pensionskasse VVaG in Germany, which is a multi-employer plan. The plan is classified and accounted for as a DC plan.

Risks related to DB plans

DB plans expose the company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed wage increase but more importantly in some countries where indexation of pensions is mandatory. Pension fund Trustees are responsible for and have full discretion over the investment strategy of the plan assets. In general Trustees manage pension fund risks by diversifying the investments of plan assets and by (partially) matching interest rate risk of liabilities.

The company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Liability-driven investment strategies, lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of the strategy.

Investment policy in our largest pension plans

The trustees of the Philips pension plans are responsible for and have full discretion over the investment strategy of the plan assets.

The plan assets of the Philips pension plans are invested in well diversified portfolios. The interest rate sensitivity of the fixed income portfolio is closely aligned to that of the plan’s pension liabilities. Any contributions from the sponsoring company are used to further increase the fixed income part of the assets. As part of the investment strategy, any additional investment returns of the return portfolio are used to further decrease the interest rate mismatch between the plan assets and the pension liabilities.

Summary of pre-tax costs for post-employment benefits and reconciliations

The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

2016 - 2018

	2016	2017	2018
Defined-benefit plans	58	95	46
- included in income from operations	(19) [1]	32	23
- included in financial expense	48	37	23
- included in Discontinued operations	29	26
Defined-contribution plans	392	397	327
- included in income from operations	299	315	327
- included in Discontinued operations	93	82
Post-employment benefits costs	450	492	374
[1] The net income mainly relates to the settlement of the pension related legal claim in the UK
Summary of the net defined benefit liability and reconciliations

The adjacent tables contain the total net defined benefit liability and the reconciliations for the DBO and plan assets.

The negative past service cost in 2018 relates to plan amendments in Brazil and Switzerland.

Reconciliations for the DBO and plan assets for DB plans:

Philips Group

Defined-benefit obligations

in millions of EUR

2017 - 2018

	2017	2018
Balance as of January 1	4,987	3,109
Service cost	34	27
Interest cost	126	85
Employee contributions	4	4
Actuarial (gains) / losses
– demographic assumptions	(14)	4
– financial assumptions	75	(131)
– experience adjustment	(15)	5
(Negative) past service cost	1	(6)
Settlements	(348)	(0)
Benefits paid from plan	(172)	(152)
Benefits paid directly by employer	(52)	(42)
Transfer to Liabilities directly associated with assets held for sale [1]	(1,210)
Translation differences and other	(307)	94
Balance as of December 31	3,109	2,998

Present value of funded obligations at end of year	2,476	2,388
Present value of unfunded obligations at end of year	633	610
[1] The amount presented under 'Transfer to Liabilities directly associated with assets held for sale' in 2017 relates to Signify (former Philips Lighting)

Philips Group

Plan assets

in millions of EUR

2017 - 2018

	2017	2018
Balance as of January 1	3,095	2,137
Interest income on plan assets	87	62
Admin expenses paid	(2)	(1)
Return on plan assets excluding interest income	70	(129)
Employee contributions	4	4
Employer contributions	263	159
Settlements	(348)	(0)
Benefits paid from plan	(172)	(152)
Transfer to Assets classified as held for sale [1]	(642)	-
Translation differences and other	(218)	83
Balance as of December 31	2,137	2,164

Funded status	(972)	(834)
Unrecognized net assets
Net balance sheet position	(972)	(834)
[1] The amount presented under 'Transfer to Liabilities directly associated with assets held for sale' in 2017 relates to Signify (former Philips Lighting)

Reconciliation for the effect of the asset ceiling:

Philips Group

Changes in the effect of the asset ceiling

in millions of EUR

2017

2017
Balance as of January 1	105
Interest on unrecognized assets	4
Remeasurements	(100)
Translation differences	(9)
Balance as of December 31

Due to the settlement of the Brazil pension plan in 2017 there is no effect of the asset ceiling remaining as of 31 December 2017 onwards.

Plan assets allocation

The asset allocation in the company’s DB plans at December 31 was as follows:

Philips Group

Plan assets allocation

in millions of EUR

2017 - 2018

	2017	2018
Assets quoted in active markets
- Debt securities	1,142	1,294
- Equity securities	69
- Other	137	161

Assets not quoted in active markets
- Debt securities	14	12
- Equity securities	457	368
- Other	318	329
Total assets	2,137	2,164

The assets in 2018 contain 33% (2017: 37%) unquoted assets. Plan assets in 2018 do not include property occupied by or financial instruments issued by the company.

Assumptions

The mortality tables used for the company’s largest DB plans are:

  US: RP2014 with MP2018 improvement scale for qualified and retiree medical plan; RP2006 with MP2018 improvement scale + white collar adjustment for the unfunded excess plans
  Germany: Heubeck-Richttafeln 2018 Generational

The weighted averages of the assumptions used to calculate the DBO as of December 31 were as follows:

Philips Group

Assumptions used for defined-benefit obligations

in %

2017- 2018

	2017	2018
Discount rate	2.8%	3.2%
Inflation rate	2.1%	2.1%
Salary increase	2.4%	2.4%
Sensitivity analysis

The tables below illustrates the approximate impact on the DBO from movements in key assumptions. The DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by offsetting movements in plan assets, especially when using matching strategies.

Philips Group

Sensitivity of key assumptions

in millions of EUR

2018

Defined benefit obligation
Increase
Discount rate (1% movement)	(298)
Inflation rate (1% movement)	97
Salary increase (1% movement)	21
Longevity [1]	65
Decrease
Discount rate (1% movement)	367
Inflation rate (1% movement)	(89)
Salary increase (1% movement)	(20)
[1] The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major schemes. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.

Philips Group

Sensitivity of key assumptions

in millions of EUR

2017

Defined benefit obligation
Increase
Discount rate (1% movement)	(323)
Inflation rate (1% movement)	85
Salary increase (1% movement)	20
Longevity [1]	72
Decrease
Discount rate (1% movement)	394
Inflation rate (1% movement)	(86)
Salary increase (1% movement)	(19)
[1] The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major schemes. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.
Cash flows and costs in 2019

The company expects considerable cash outflows in relation to post-employment benefits which are estimated to amount to EUR 402 million in 2019, consisting of:

  EUR 20 million employer contributions to funded DB plans (US: EUR 0 million, DE: EUR 13 million, Other: EUR 7 million);
  EUR 42 million cash outflows in relation to unfunded DB plans (US: EUR 10 million, DE: EUR 19 million, Other: EUR 13 million); and
  EUR 340 million employer contributions to DC plans (NL: EUR 168 million, US: EUR 118 million, Other: EUR 54 million).

The service and administration cost for 2019 is expected to amount to EUR 31 million for DB plans. The net interest cost for 2019 for the DB plans is expected to amount to EUR 22 million. The cost for DC pension plans in 2019 is equal to the expected DC cash flow.